Document And Entity Information (USD $)	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	UNIVERSAL FOREST PRODUCTS INC
Entity Central Index Key	0000912767
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float	$ 472,281,629
Entity Common Stock, Shares Outstanding	19,708,273
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 25, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 11,305	$ 43,363
Accounts receivable, net	131,292	126,780
Inventories:
Raw materials	111,526	113,049
Finished goods	83,171	77,341
Inventory, net	194,697	190,390
Assets held for sale		2,446
Refundable income taxes	3,482	816
Deferred income taxes	9,694	9,278
Other current assets	7,724	9,742
TOTAL CURRENT ASSETS	358,194	382,815
OTHER ASSETS	15,380	11,455
GOODWILL	154,702	154,702
INDEFINITE-LIVED INTANGIBLE ASSETS	2,340	2,340
OTHER INTANGIBLE ASSETS, NET	10,924	15,933
Land and improvements	112,042	105,857
Building and improvements	164,757	162,995
Machinery, equipment and office furniture	257,529	245,764
Construction in progress	2,880	3,177
Property, plant and equipment	537,208	517,793
Accumulated depreciation and amortization	(314,741)	(295,642)
PROPERTY, PLANT AND EQUIPMENT, NET	222,467	222,151
TOTAL ASSETS	764,007	789,396
CURRENT LIABILITIES:
Accounts payable	49,433	59,481
Accrued liabilities:
Compensation and benefits	30,920	43,909
Other	12,172	15,135
Current portion of long-term debt and capital lease obligations	40,270	712
TOTAL CURRENT LIABILITIES	132,795	119,237
LONG-TERM DEBT AND CAPITAL LEASE OBLIGATIONS, less current portion	12,200	54,579
DEFERRED INCOME TAXES	19,049	20,631
OTHER LIABILITIES	17,364	13,773
TOTAL LIABILITIES	181,408	208,220
Controlling interest shareholders' equity:
Common stock, no par value; shares authorized 40,000,000; issued and outstanding, 19,623,803 and 19,333,122	19,624	19,333
Additional paid-in capital	143,988	138,573
Retained earnings	410,848	414,108
Accumulated other comprehensive earnings	3,600	4,165
Employee stock notes receivable	(1,255)	(1,670)
Controlling interest shareholders' equity	576,805	574,509
Noncontrolling interest	5,794	6,667
TOTAL SHAREHOLDERS' EQUITY	582,599	581,176
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 764,007	$ 789,396

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 25, 2010
SHAREHOLDERS' EQUITY:
Preferred stock, par value (in dollars per share)	$ 0	$ 0
Preferred stock, shares authorized (in shares)	1,000,000	1,000,000
Preferred stock, shares issued (in shares)	0	0
Preferred stock, shares outstanding (in shares)	0	0
Common stock, no par value (in dollars per share)	$ 0	$ 0
Common stock, shares authorized (in shares)	40,000,000	40,000,000
Common stock, shares issued (in shares)	19,623,803	19,333,122
Common stock, shares outstanding (in shares)	19,623,803	19,333,122

CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
CONSOLIDATED STATEMENTS OF EARNINGS [Abstract]
NET SALES	$ 1,822,336	$ 1,890,851	$ 1,673,000
COST OF GOODS SOLD	1,622,609	1,660,896	1,429,336
GROSS PROFIT	199,727	229,955	243,664
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	181,363	197,617	200,939
NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIREMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	6,353	2,049	(92)
EARNINGS FROM OPERATIONS	12,011	30,289	42,817
INTEREST EXPENSE	3,732	3,549	4,611
INTEREST INCOME	(566)	(301)	(391)
NON-OPERATING (INCOME)/EXPENSE	3,166	3,248	4,220
EARNINGS BEFORE INCOME TAXES	8,845	27,041	38,597
INCOME TAXES	2,874	7,200	13,852
NET EARNINGS	5,971	19,841	24,745
LESS NET EARNINGS ATTRIBUTABLE TO NONCONTROLLING INTEREST	(1,422)	(2,430)	(473)
NET EARNINGS ATTRIBUTABLE TO CONTROLLING INTEREST	$ 4,549	$ 17,411	$ 24,272
EARNINGS PER SHARE - BASIC (in dollars per share)	$ 0.23	$ 0.91	$ 1.26
EARNINGS PER SHARE - DILUTED (in dollars per share)	$ 0.23	$ 0.89	$ 1.25
WEIGHTED AVERAGE SHARES OUTSTANDING (in shares)	19,407	19,232	19,256
WEIGHTED AVERAGE SHARES OUTSTANDING WITH COMMON STOCK EQUIVALENTS (in shares)	19,533	19,476	19,468

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Employee Stock Notes Receivable [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 27, 2008	$ 19,089	$ 128,830	$ 393,312	$ 2,353	$ (1,701)	$ 6,343	$ 548,226
Comprehensive earnings:
Net earnings			24,272			473	24,745
Foreign currency translation adjustment				1,280		85
Total comprehensive earnings							26,110
Capital contribution from noncontrolling interest						14	14
Purchase of additional noncontrolling interest		(853)				(917)	(1,770)
Distributions to noncontrolling interest						(270)	(270)
Cash dividends - per share			(5,017)				(5,017)
Issuance of shares under employee stock plans	130	2,290					2,420
Issuance of shares under stock grant programs	80	29					109
Issuance of shares under deferred compensation plans	74	(74)					0
Repurchase of shares	(90)		(3,289)				(3,379)
Received shares for the exercise of stock options	(2)	(33)					(35)
Tax benefits from non-qualified stock options exercised		730					730
Deferred income tax asset reversal for deferred compensation plans		(518)					(518)
Expense associated with share-based compensation arrangements		1,597					1,597
Accrued expense under deferred compensation plans		646					646
Issuance of shares in exchange for employee stock notes receivable	4	121			(125)		0
Payments received on employee stock notes receivable					83		83
Balance at Dec. 26, 2009	19,285	132,765	409,278	3,633	(1,743)	5,728	568,946
Comprehensive earnings:
Net earnings			17,411			2,430	19,841
Foreign currency translation adjustment				532		235
Total comprehensive earnings							20,608
Capital contribution from noncontrolling interest						450	450
Purchase of additional noncontrolling interest		(295)				(932)	(1,227)
Distributions to noncontrolling interest						(1,244)	(1,244)
Cash dividends - per share			(7,727)				(7,727)
Issuance of shares under employee stock plans	111	2,222					2,333
Issuance of shares under stock grant programs	74	140					214
Issuance of shares under deferred compensation plans	9	(9)					0
Repurchase of shares	(145)		(4,854)				(4,999)
Tax benefits from non-qualified stock options exercised		598					598
Expense associated with share-based compensation arrangements		2,418					2,418
Accrued expense under deferred compensation plans		776					776
Issuance of shares in exchange for employee stock notes receivable	1	49			(50)		0
Note receivable adjustment	(2)	(91)			42		(51)
Payments received on employee stock notes receivable					81		81
Balance at Dec. 25, 2010	19,333	138,573	414,108	4,165	(1,670)	6,667	581,176
Comprehensive earnings:
Net earnings			4,549			1,422	5,971
Foreign currency translation adjustment				(565)		(560)
Total comprehensive earnings							4,846
Capital contribution from noncontrolling interest						80	80
Purchase of additional noncontrolling interest						(402)	(402)
Distributions to noncontrolling interest						(1,413)	(1,413)
Cash dividends - per share			(7,818)				(7,818)
Issuance of shares under employee stock plans	137	2,834					2,971
Issuance of shares under stock grant programs	150	8	9				167
Issuance of shares under deferred compensation plans	8	(8)					0
Tax benefits from non-qualified stock options exercised		684					684
Expense associated with share-based compensation arrangements		1,361					1,361
Accrued expense under deferred compensation plans		744					744
Note receivable adjustment	(4)	(208)			209		(3)
Payments received on employee stock notes receivable					206		206
Balance at Dec. 31, 2011	$ 19,624	$ 143,988	$ 410,848	$ 3,600	$ (1,255)	$ 5,794	$ 582,599

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash dividends per share (in dollars per share)	$ 0.4	$ 0.4	$ 0.26
Issuance of shares under employee stock plans (in shares)	137,029	111,258	130,265
Issuance of shares under stock grant programs (in shares)	150,376	73,857	79,216
Issuance of shares under deferred compensation plans (in shares)	7,995	9,046	74,229
Repurchase of shares (in shares)		144,900	90,122
Shares received for the exercise of stock options (in shares)			1,602
Issuance of shares in exchange for employee stock notes receivable (in shares)		1,298	3,721

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 25, 2010	Dec. 26, 2009
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings attributable to controlling interest	$ 4,549	$ 17,411	$ 24,272
Adjustments to reconcile net earnings attributable to controlling interest to net cash from operating activities:
Depreciation	30,804	30,429	32,917
Amortization of intangibles	5,183	6,919	8,308
Expense associated with share-based compensation arrangements	1,361	2,418	1,597
Excess tax benefits from share-based compensation arrangements	(36)	(430)	(603)
Expense associated with stock grant plans	167	214	109
Deferred income taxes (credit)	(1,939)	(2,708)	4,744
Net earnings attributable to noncontrolling interest	1,422	2,430	473
Net loss (gain) on sale or impairment of property, plant and equipment	2,490	1,239	(773)
Changes in:
Accounts receivable	(7,043)	(18,428)	31,071
Inventories	(4,496)	(24,946)	31,522
Accounts payable	(9,964)	9,646	(862)
Accrued liabilities and other	(11,242)	5,143	(5,901)
NET CASH FROM OPERATING ACTIVITIES	11,256	29,337	126,874
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(32,932)	(26,950)	(15,604)
Investment in joint venture			(659)
Acquisitions, net of cash received		(6,529)
Proceeds from sale of property, plant and equipment	1,814	835	11,724
Purchase of patents & product technology	(175)	(4,589)
Advances on notes receivable	(2,468)	(5,780)	(14)
Collections on notes receivable	472	227	171
Insurance proceeds			1,023
Other, net	289	13	30
NET CASH FROM INVESTING ACTIVITIES	(33,000)	(42,773)	(3,329)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings (repayments) under revolving credit facilities	(2,109)	2,109	(30,257)
Repayment of long-term debt	(745)	(744)	(19,207)
Borrowings of long-term debt			800
Debt issuance costs	(946)
Proceeds from issuance of common stock	2,971	2,333	2,420
Purchase of additional noncontrolling interest	(402)	(1,227)	(1,770)
Distributions to noncontrolling interest	(1,413)	(1,244)	(270)
Capital contribution from noncontrolling interest	80	450	14
Dividends paid to shareholders	(7,818)	(7,727)	(5,017)
Repurchase of common stock		(4,999)	(3,379)
Excess tax benefits from share-based compensation arrangements	36	430	603
Other, net	32	8	(72)
NET CASH FROM FINANCING ACTIVITIES	(10,314)	(10,611)	(56,135)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(32,058)	(24,047)	67,410
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	43,363	67,410	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	11,305	43,363	67,410
Cash paid (refunded) during the period for:
Interest	3,654	3,554	4,905
Income taxes	6,163	(1,698)	12,346
NON-CASH INVESTING ACTIVITIES:
Stock acquired through employees' stock notes receivable		50	125
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 246	$ 306	$ 338

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

OPERATIONS

We design, manufacture and market wood and wood-alternative products for national home centers and other retailers, structural lumber and other products for the manufactured housing industry, engineered wood components for the residential and commercial construction industry, and specialty wood packaging and components and packing materials for various industries.  Our principal products include preservative-treated wood, remanufactured lumber, lattice, fence panels, deck components, specialty packaging, engineered trusses, wall panels, and other building products.

PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include our accounts and those of our wholly-owned and majority-owned subsidiaries and partnerships.  In addition, we consolidate 50% owned entities over which we exercise control.  Intercompany transactions and balances have been eliminated.

NONCONTROLLING INTEREST IN SUBSIDIARIES

Noncontrolling interest in results of operations of consolidated subsidiaries represents the noncontrolling shareholders' share of the income or loss of various consolidated subsidiaries.  The noncontrolling interest reflects the original investment by these noncontrolling shareholders combined with their proportional share of the earnings or losses of these subsidiaries, net of distributions paid.

FISCAL YEAR

Our fiscal year is a 52 or 53 week period, ending on the last Saturday of December.  Unless otherwise stated, references to 2011, 2010, and 2009 relate to the fiscal years ended December 31, 2011, December 25, 2010, and December 26, 2009, respectively.  Fiscal year 2011 was comprised of 53 weeks.  Fiscal years 2010 and 2009 were comprised of 52 weeks.

FAIR VALUE DISCLOSURES OF FINANCIAL INSTRUMENTS

We follow ASC Topic 820, Fair Value Measurements and Disclosures, which provides a consistent definition of fair value, focuses on exit price, prioritizes the use of market-based inputs over entity-specific inputs for measuring fair value and establishes a three-tier hierarchy for fair value measurements. This topic requires fair value measurements to be classified and disclosed in one of the following three categories:

●	Level 1 - Financial instruments with unadjusted, quoted prices listed on active market exchanges.

●
Level 2 - Financial instruments lacking unadjusted, quoted prices from active market exchanges, including over-the-counter traded financial instruments. Financial instrument values are determined using prices for recently traded financial instruments with similar underlying terms and direct or indirect observational inputs, such as interest rates and yield curves at commonly quoted intervals.

●
Level 3 - Financial instruments not actively traded on a market exchange and there is little, if any, market activity. Values are determined using significant unobservable inputs or valuation techniques.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of cash and highly-liquid investments purchased with an original maturity of three months or less.  Cash equivalents totaled approximately $5.4 million and $44.1 million as of December 31, 2011 and December 25, 2010, respectively.

ACCOUNTS RECEIVABLE

We perform periodic credit evaluations of our customers and generally do not require collateral.  Accounts receivable are due under a range of terms we offer to our customers.  Discounts are offered, in most instances, as an incentive for early payment.

ACCOUNTS RECEIVABLE ALLOWANCES

We base our allowances related to receivables on historical credit and collections experience, and the specific identification of other potential problems, including the general economic climate.  Actual collections can differ, requiring adjustments to the allowances.  Individual accounts receivable balances are evaluated on a monthly basis, and those balances considered uncollectible are charged to the allowance.

The following table presents the activity in our accounts receivable allowances (in thousands):

		Additions
		Charged to
	Beginning	Costs and		Ending
	Balance	Expenses	Deductions*	Balance
Year Ended December 31, 2011:
Allowance for possible losses on accounts receivable	$2,611	$18,144	$(18,702)	$2,053

Year Ended December 25, 2010:
Allowance for possible losses on accounts receivable	$2,897	$14,967	$(15,253)	$2,611

Year Ended December 26, 2009:
Allowance for possible losses on accounts receivable	$2,440	$25,057	$(24,600)	$2,897

* Includes accounts charged off, discounts given to customers and actual customer returns and allowances.

We record estimated sales returns, discounts, and other applicable adjustments as a reduction of net sales in the same period revenue is recognized.

INVENTORIES

Inventories are stated at the lower of cost or market.  The cost of inventories includes raw materials, direct labor, and manufacturing overhead.  Cost is determined on a weighted average basis.  Raw materials consist primarily of unfinished wood products expected to be manufactured or treated prior to sale, while finished goods represent various manufactured and treated wood products ready for sale.

PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment are stated at cost.  Expenditures for renewals and betterments are capitalized, and maintenance and repairs are expensed as incurred.  Amortization of assets held under capital leases is included in depreciation and amortized over the shorter of the estimated useful life of the asset or the lease term.  Depreciation is computed principally by the straight-line method over the estimated useful lives of the assets as follows:

Land improvements	5 to 15 years
Buildings and improvements	15 to 31.5 years
Machinery, equipment and office furniture	3 to 10 years

LONG-LIVED ASSETS

In accordance with ASC 360, Property, Plant, and Equipment (“ASC 360”), when an indicator of potential impairment exists, we evaluate the recoverability of our long-lived assets by determining whether unamortized balances could be recovered through undiscounted future operating cash flows over the remaining lives of the assets.  If the sum of the expected future cash flows was less than the carrying value of the assets, an impairment loss would be recognized for the excess of the carrying value over the fair value.

FOREIGN CURRENCY

Our foreign operations use the local currency as their functional currency.  Accordingly, assets and liabilities are translated at exchange rates as of the balance sheet date and revenues and expenses are translated using weighted average rates, with translation adjustments included as a separate component of shareholders' equity. Gains and losses arising from re-measuring foreign currency transactions are included in earnings.

SELF-INSURANCE RESERVES

We are primarily self-insured for certain employee health benefits, and have self-funded retentions for general liability, automobile liability, property and workers' compensation.  We are fully self-insured for environmental liabilities.  The general liability, automobile liability, property, workers' compensation, and certain environmental liabilities are managed through a wholly-owned insurance captive; the related assets and liabilities of which are included in the consolidated financial statements as of December 31, 2011 and December 25, 2010.  Our policy is to accrue amounts equal to actuarially determined or internally computed liabilities.  The actuarial and internal valuations are based on historical information along with certain assumptions about future events.  Changes in assumptions for such matters as legal actions, medical cost trends, and changes in claims experience could cause these estimates to change in the future.

INCOME TAXES

Deferred income tax assets and liabilities are computed for differences between the financial statement and tax basis of assets and liabilities that will result in taxable or deductible amounts in the future.  Such deferred income tax asset and liability computations are based on enacted tax laws and rates.  Valuation allowances are established when necessary to reduce deferred income tax assets to the amounts expected to be realized.  Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred income tax assets and liabilities.

REVENUE RECOGNITION

Revenue is recognized at the time the product is shipped to the customer. Generally, title passes at the time of shipment.  In certain circumstances, the customer takes title when the shipment arrives at the destination.  However, our shipping process is typically completed the same day.

Earnings on construction contracts are reflected in operations using percentage-of-completion accounting, under either the cost to cost or units of delivery methods, depending on the nature of the business at individual operations.  Under percentage-of-completion using the cost to cost method, revenues and related earnings on construction contracts are measured by the relationships of actual costs incurred related to the total estimated costs.  Under percentage-of-completion using the units of delivery method, revenues and related earnings on construction contracts are measured by the relationships of actual units produced related to the total number of units.  Revisions in earnings estimates on the construction contracts are recorded in the accounting period in which the basis for such revisions becomes known.  Projected losses on individual contracts are charged to operations in their entirety when such losses become apparent.

The following table presents the balances of percentage-of-completion accounts on December 31, 2011 and December 25, 2010 which are included in other current assets and other accrued liabilities, respectively (in thousands):

	2011	2010
Cost and Earnings in Excess of Billings	$3,670	$3,604
Billings in Excess of Cost and Earnings	2,668	2,126

SHIPPING AND HANDLING OF PRODUCT

Shipping and handling costs that are charged to and reimbursed by the customer are recognized as revenue.  Costs incurred related to the shipment and handling of products are classified in cost of goods sold.

EARNINGS PER SHARE

Basic earnings per share ("EPS") is calculated based on the weighted average number of common shares outstanding during the periods presented.  Diluted EPS is calculated based on the weighted average number of common and common equivalent shares outstanding during the periods presented, giving effect to stock options granted and conditional stock grants (see Note I) utilizing the "treasury stock" method.

A reconciliation of the changes in the numerator and the denominator from the calculation of basic EPS to the calculation of diluted EPS follows (in thousands, except per share data):

	2011			2010			2009
	Income	Shares	Per	Income	Shares	Per	Income	Shares	Per
	(Num-	(Denom-	Share	(Num-	(Denom-	Share	(Num-	(Denom-	Share
	erator)	inator)	Amount	erator)	inator)	Amount	erator)	inator)	Amount
Net Earnings	$4,549			$17,411			$24,272

EPS - Basic
Income available to common stockholders	4,549	19,407	$0.23	17,411	19,232	$0.91	24,272	19,256	$1.26

Effect of Dilutive Securities
Options		126			244			212

EPS - Diluted
Income available to common stockholders and assumed options exercised	$4,549	19,533	$0.23	$17,411	19,476	$0.89	$24,272	19,468	$1.25

Options to purchase 105,000, 10,000 and 10,000 shares of common stock were not included in the computation of diluted EPS for 2011, 2010 and 2009, respectively, because the options' exercise prices were greater than the average market price of the common stock during the period and, therefore, would be antidilutive.

USE OF ACCOUNTING ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amounts of revenues and expenses during the reporting period.  We believe our estimates to be reasonable; however, actual results could differ from these estimates.

RECLASSIFICATIONS

Certain prior year information has been reclassified to conform to the current year presentation.

RECENTLY ISSUED ACCOUNTING STANDARDS

In June 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”).  ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  Under ASU 2011-05, an entity has the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a continuous statement of comprehensive income or in two separate consecutive statements.  In December 2011, FASB issued Accounting Standards Update No. 2011-12, Deferral of Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05 to defer the effective date of ASU 2011-05 as it pertains to the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented.  The guidance is effective for financial periods beginning after December 15, 2011, and is not expected to have a material effect on the Company's consolidated financial position or results of operations.

In September 2011, the FASB issued ASU No. 2011-08, Testing Goodwill for Impairment (ASU 2011-08).  ASU 2011-08 amended existing accounting literature by allowing an entity the option to make a qualitative evaluation about the likelihood of goodwill impairment to determine whether it should calculate the fair value of a reporting unit.  The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011.  The adoption of ASU 2011-08 is not expected to significantly effect the Company's consolidated financial position, results of operations or cash flows.

In 2011, the FASB amended the provisions of the Intangibles-Goodwill and Other topic of the FASB Codification. The amended provisions were issued to simplify how entities test goodwill for impairment. This topic will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required under current accounting standards. These amended provisions are effective for fiscal years beginning after December 15, 2011, and is not expected to have a material effect on the Company's consolidated financial position or results of operations.

FAIR VALUE	12 Months Ended
Dec. 31, 2011
FAIR VALUE [Abstract]
FAIR VALUE

B.	FAIR VALUE

We apply the provisions of ASC 820, Fair Value Measurements and Disclosures, to assets and liabilities measured at fair value.  Assets and liabilities measured at fair value are as follows:

	December 31, 2011			December 25, 2010
(in thousands)	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total	Quoted Prices in Active Markets (Level 1)	Prices with Other Observable Inputs (Level 2)	Total
Recurring:
Money market funds	$99		$99	$67		$67
Mutual funds:
Domestic stock funds	496		496	459		459
International stock funds	426		426	408		408
Target funds	119		119	119		119
Bond funds	106		106	55		55
Total mutual funds	1,147		1,147	1,041		1,041
Non-Recurring:
Property, plant and equipment		$7,196	7,196		$1,071	1,071
	$1,246	$7,196	$8,442	$1,108	$1,071	$2,179

Mutual funds are valued at prices quoted in an active exchange market and are included in “Other Assets”.  Property, plant and equipment are valued based on relevant information for sales of similar assets.  We have elected not to apply the fair value option under ASC 825, Financial Instruments, to any of our financial instruments except for those expressly required by U.S. GAAP.

We do not maintain any Level 3 assets or liabilities that would be based on significant unobservable inputs.

BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2011
BUSINESS COMBINATIONS [Abstract]
BUSINESS COMBINATIONS
C.	BUSINESS COMBINATIONS

We completed the following business combinations in fiscal 2010, which were accounted for using the purchase method (in millions).  No business combinations were completed in fiscal 2011 and 2009.

Company Name	Acquisition Date	Purchase Price	Intangible Assets	Net Tangible Assets	Operating Segment	Business Description
Shepherd Distribution Co. (“Shepherd”)	April 29, 2010	$5.9 (asset purchase)	$2.2	$3.7	Distribution Division
Distributes shingle underlayment, bottom board, house wrap, siding, poly film and other products to manufactured housing and RV customers.  Headquartered in Elkhart, Indiana, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

Service Supply Distribution, Inc. (“Service Supply”)	March 8, 2010	$0.6 (asset purchase)	$0.0	$0.6	Distribution Division
Distributes certain plumbing, electrical, adhesives, flooring, paint and other products to manufactured housing and RV customers.  Headquartered in Cordele, Georgia, it has distribution capabilities throughout the United States.

Purchased a percentage of certain assets.

The amounts assigned to major intangible classes for business combinations mentioned above are as follows (in millions):

	Non-compete agreements	Customer Relationships	Goodwill	Goodwill - Tax Deductible
Shepherd	$0.5	$1.4	$0.3	$0.3

The business combinations mentioned above were not significant to our operating results individually or in aggregate, and thus pro forma results for 2010 and 2009 are not presented.

ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES	12 Months Ended
Dec. 31, 2011
ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS AND OTHER IMPAIRMENTS AND EXIT CHARGES [Abstract]
ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES
D.	ASSETS HELD FOR SALE AND NET LOSS (GAIN) ON DISPOSITION OF ASSETS, EARLY RETIRMENT AND OTHER IMPAIRMENT AND EXIT CHARGES

Included in “Assets held for sale” on our Consolidated Balance Sheets are certain property, plant and equipment totaling $2.4 million on December 25, 2010.  The assets held for sale consist of certain vacant land and facilities we closed to better align manufacturing capacity with the current business environment.  The fair values were determined based on broker assessment of value or recent offers to acquire assets.  These and other idle assets were evaluated based on the requirements of ASC 360, which resulted in impairment and other exit charges included in “Net loss (gain) on disposition of assets, early retirement and other impairment and exit charges” for the years ended December 31, 2011, December 25, 2010 and December 26, 2009, respectively.  These amounts include the following, separated by reporting segment (in millions):

	December 31, 2011				December 25, 2010				December 26, 2009
	Eastern and Western	Site- Built	All Other	Total	Eastern and Western	Site- Built	All Other	Total	Eastern and Western	Site- Built	All Other	Total
Severances and early retirement	$0.7		$3.1	$3.8	$0.6	$0.2		$0.8	$0.3	$0.4		$0.7
Property, plant and equipment			(0.1)	(0.1)	0.5	0.1		0.6	1.9	0.2	$0.4	2.5
Loss (gain) on impairment or sale of real estate	0.8	$1.8	0.1	2.7					(3.4)	(0.8)		(4.2)
Lease termination									0.1		0.5	0.6
Other intangibles					0.6			0.6			0.3	0.3
Total	$1.5	$1.8	$3.1	$6.4	$1.7	$0.3	$-	$2.0	$(1.1)	$(0.2)	$1.2	$(0.1)

On June 20, 2011 our chief executive officer resigned and we entered into a consulting and non-competition agreement with him.  We accrued for the present value of the future payments under the agreement totaling $2.6 million in June 2011.

The changes in assets held for sale are as follows (in thousands):

	Net Book		Net Sales
Description	Value	Date of Sale	Price
Assets held for sale as of December 26, 2009	$-
Additions	2,446
Assets held for sale as of December 25, 2010	2,446
Additions	5,082
Transfers to held for use	(6,701)
Sale of certain real estate in Indianapolis, Indiana	(827)	May 17, 2011	$0.7 million
Assets held for sale as of December 31, 2011	$-

In 2011, we transferred certain assets back to held for use because we did not believe we would sell these assets within a year due to difficult economic conditions and competitive factors.  Appropriate “catch-up” adjustments were recorded for depreciation associated with the transfer of these assets to held for use that were not significant to operating results.

GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2011
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
E.	GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill represents the excess of the purchase price over the fair value of net tangible and identifiable intangible assets of acquired businesses.  Goodwill and intangible assets deemed to have indefinite lives are not amortized, but are subject to impairment tests at least annually in accordance with ASC 350, Intangibles-Goodwill and Other.  We review the carrying amounts of goodwill and other non-amortizable intangibles by reporting unit to determine if such assets may be impaired.  As the carrying amount of these assets are recoverable based upon a discounted cash flow and market approach analysis, no impairment was recognized.

The following amounts were included in other intangible assets, net as of December 31, 2011 and December 25, 2010 (in thousands):

	2011		2010
	Assets	Accumulated Amortization	Assets	Accumulated Amortization
Non-compete agreements	$6,439	$(5,125)	$12,569	$(9,214)
Customer relationships	8,860	(4,221)	16,219	(9,199)
Licensing agreements	4,589	(688)	4,589	(229)
Patents	3,155	(2,085)	2,980	(1,782)
Total	$23,043	$(12,119)	$36,357	$(20,424)

Amortization is computed principally by the straight-line method over the estimated useful lives of the intangible assets as follows:

Non-compete agreements	5 to 10 years
Customer relationship	5 to 8 years
Licensing agreements	10 years

Amortization expense of intangibles totaled $5.2 million, $6.9 million and $8.3 million in 2011, 2010 and 2009, respectively.  The estimated amortization expense for intangibles for each of the five succeeding fiscal years is as follows (in thousands):

2012	$2,918
2013	2,170
2014	1,836
2015	1,612
2016	607
Thereafter	1,781
Total	$10,924

The changes in the net carrying amount of goodwill and indefinite-lived intangible assets for the years ended December 31, 2011 and December 25, 2010, are as follows (in thousands):

	Goodwill	Indefinite-Lived Intangible Assets
Balance as of December 26, 2009	$154,718	$2,340
Acquisitions	309
Final purchase price allocations	(325)

Balance as of December 25, 2010 December 31, 2011	$154,702	$2,340

DEBT	12 Months Ended
Dec. 31, 2011
DEBT [Abstract]
DEBT
F.	DEBT

We had a five-year, $300 million unsecured revolving credit facility, which included amounts reserved for letters of credit. Cash borrowings were charged interest based upon an index equal to the Eurodollar rate (in the case of borrowings in US Dollars) or the bankers' acceptance rate quoted  (in the case of borrowings in Canadian Dollars), plus a margin (ranging from 27 to 90 basis points, based upon our financial performance).  We were also charged an annual facility fee on the entire amount of the lending commitment (ranging from 8 to 25 basis points, based upon our performance), and a usage premium (ranging from 5 to 12.5 basis points, based upon our performance) at times when borrowings in US Dollars exceed $150 million. The average borrowing rate on this facility was 0.8% in both 2011 and 2010.  The amount outstanding on the revolving credit facility is included in the long-term debt summary below.

On November 14, 2011, we entered into a five-year, $265 million unsecured revolving credit facility, which includes amounts reserved for letters of credit. This facility replaced our $300 million unsecured revolving credit facility. Cash borrowings are charged interest based upon an index we elect, equal to the U.S. prime rate (in the case of borrowings in US Dollars), the Canadian prime rate as determined by the agent (in the case of borrowings in Canadian Dollars), or the Eurodollar rate (in the case of any borrowing, including foreign currency borrowings), in each case, plus a margin ranging from 110 to 165 basis points, determined based upon our financial performance. We are also charged a facility fee on the entire amount of the lending commitment, at a per annum rate ranging from 15 to 35 basis points, also determined based upon our performance.

Outstanding letters of credit extended on our behalf on December 31, 2011 and December 25, 2010 aggregated $31.3 million, which includes approximately $12.4 million related to industrial development revenue bonds.  Letters of credit have one year terms and include an automatic renewal clause.  The letters of credit are charged an annual interest rate ranging from 110 to 165 and 27 to 90 basis points under the $265 and $300 million facilities, respectively, based upon our financial performance.

Long-term debt and capital lease obligations are summarized as follows on December 31, 2011 and December 25, 2010 (amounts in thousands):

	2011	2010
Series 2002-A Senior Notes Tranche B, due on December 18,2012, interest payable semi-annually at 6.16%	$40,000	$40,000
Revolving credit facility		2,109
Series 1999 Industrial Development Revenue Bonds, due on August 1, 2029, interest payable monthly at a floating rate (0.42% on December 31, 2011)	3,300	3,300
Series 2000 Industrial Development Revenue Bonds, due on October 1, 2020, interest payable monthly at a floating rate (0.38% on December 31, 2011)	2,700	2,700
Series 2001 Industrial Development Revenue Bonds, due on November 1, 2021, interest payable monthly at a floating rate (0.38% on December 31, 2011)	2,500	2,500
Series 2002 Industrial Development Revenue Bonds, due on December 1, 2022, interest payable monthly at a floating rate (0.36% on December 31, 2011)	3,700	3,700
Capital lease obligations		458
Other	270	524
	52,470	55,291
Less current portion	(40,270)	(712)
Long-term portion	$12,200	$54,579

Financial covenants on the unsecured revolving credit facility and unsecured notes include a minimum net worth requirement, minimum interest coverage tests, and a maximum leverage ratio.  The agreements also restrict the amount of additional indebtedness we may incur and the amount of assets which may be sold.  We were within all of our lending requirements on December 31, 2011 and December 25, 2010.

On December 31, 2011, the principal maturities of long-term debt and capital lease obligations are as follows (in thousands):

2012	$40,270
2013
2014
2015
2016
Thereafter	12,200
$52,470

On December 31, 2011, the estimated fair value of our long-term debt, including the current portion, was $54.0 million, which was $1.5 million greater than the carrying value.  The estimated fair value is based on rates anticipated to be available to us for debt with similar terms and maturities.

LEASES	12 Months Ended
Dec. 31, 2011
LEASES [Abstract]
LEASES

G.	LEASES

We lease certain real estate under operating lease agreements with original terms ranging from one to ten years.  We are required to pay real estate taxes and other occupancy costs under these leases. Certain leases carry renewal options of five to fifteen years.  We also lease motor vehicles, equipment, and an aircraft under operating lease agreements for periods of one to ten years.  Future minimum payments under non-cancelable operating leases on December 31, 2011 are as follows (in thousands):

Operating
Leases
2012	$5,980
2013	3,453
2014	2,279
2015	1,351
2016	481
Thereafter	89
Total minimum lease payments	$13,633

There was no leased property included in the balance sheet on December 31, 2011. Leased property included in the balance sheet on December 25, 2010 is as follows (in thousands):

2010
Machinery and equipment	$1,345
Less accumulated amortization	(672)
$673

Rent expense was approximately $9.6 million, $13.8 million, and $16.7 million in 2011, 2010, and 2009, respectively.

DEFERRED COMPENSATION	12 Months Ended
Dec. 31, 2011
DEFERRED COMPENSATION [Abstract]
DEFERRED COMPENSATION
H.	DEFERRED COMPENSATION

We have a program whereby certain executives irrevocably elected to defer receipt of certain compensation in 1985 through 1988.  Deferred compensation payments to these executives will commence upon their retirement.  We purchased life insurance on such executives, payable to us in amounts which, if assumptions made as to mortality experience, policy dividends, and other factors are realized, will accumulate cash values adequate to reimburse us for all payments for insurance and deferred compensation obligations.  In the event cash values are not sufficient to fund such obligations, the program allows us to reduce benefit payments to such amounts as may be funded by accumulated cash values.  The deferred compensation liabilities and related cash surrender value of life insurance policies totaled $2.0 million on December 31, 2011 and December 25, 2010 and are included "Other Liabilities" and "Other Assets," respectively.

We also maintain a non-qualified deferred compensation plan (the "Plan") for the benefit of senior management employees who may elect to defer a portion of their annual bonus payments and salaries.  The Plan provides investment options similar to our 401(k) plan, including our stock.  The investment in our stock is funded by the issuance of shares to a Rabbi trust, and may only be distributed in kind.  Assets held by the Plan totaled approximately $1.2 million and $1.1 million on December 31, 2011 and December 25, 2010, respectively, and are included in "Other Assets."  Related liabilities totaled $5.5 million and $5.3 million on December 31, 2011 and December 25, 2010, respectively, and are included in "Other Liabilities" and "Shareholders' Equity."  Assets associated with the Plan are recorded at fair market value.  The related liabilities are recorded at fair market value, with the exception of obligations associated with investments in our stock which are recorded at the market value on the date of deferral.

COMMON STOCK	12 Months Ended
Dec. 31, 2011
COMMON STOCK [Abstract]
COMMON STOCK
I.	COMMON STOCK

In April 2002, our shareholders approved the 2002 Employee Stock Purchase Plan ("Stock Purchase Plan") to succeed the Employee Stock Purchase Plan originally approved in 1994.  In April 2008, our shareholders authorized additional shares to be allocated to the Stock Purchase Plan and extended the term of the Stock Purchase Plan to 2018.  The plan allows eligible employees to purchase shares of our stock at a share price equal to 85% of fair market value on the purchase date.  We have expensed the fair value of the compensation associated with these awards, which approximates the discount.

In April 1994, our shareholders approved the Directors' Retainer Stock Plan ("Stock Retainer Plan").  In April 2007, our shareholders authorized additional shares to be distributed pursuant to this plan.  The Stock Retainer Plan allows eligible members of the Board of Directors to defer their retainer fees and receive shares of our stock at the time of their retirement, disability or death.  The number of shares to be received is equal to the amount of the retainer fee deferred multiplied by 110%, divided by the fair market value of a share of our stock at the time of deferral. The number of shares is increased by the amount of dividends paid on the Company's common stock.  We recognized expense for this plan of $0.5 million, $0.5 million and $0.3 million in 2011, 2010 and 2009, respectively.

On April 15, 2010, our shareholders approved an amended and restated Long Term Stock Incentive Plan (the "LTSIP”). The LTSIP reserves 1,000,000 shares, plus a balance of unused shares from prior plans of approximately 1.6 million shares, plus an annual increase of no more than 200,000 shares per year which may be added on the date of the annual meeting of shareholders.  The LTSIP provides for the granting of stock options, reload options, stock appreciation rights, restricted stock, performance shares and other stock-based awards.

A summary of the transactions under the stock option plans is as follows:

	Stock Under Option	Weighted- Average Exercise Price Per Share	Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 27, 2008	600,047	$22.16	3.62	$2,686,949
Exercised	(114,651)	17.14
Forfeited or expired	(11,518)	23.48
Outstanding at December 26, 2009	473,878	23.34	2.97	7,049,362
Exercised	(96,310)	19.80
Forfeited or expired	(17,571)	28.60
Outstanding at December 25, 2010	359,997	24.04	2.35	5,012,758
Exercised	(122,517)	21.33
Forfeited or expired	(46,146)	20.57
Outstanding at December 31, 2011	191,334	26.60	1.83	872,441
Vested or expected to vest at December 31, 2011	(102,000)
Exercisable at December 31, 2011	89,334	$27.61	1.45	$293,986

The total intrinsic value of options exercised during 2011, 2010 and 2009 was $1.2 million $1.8 million and $2.3 million, respectively.

The unrecognized compensation expense for stock options is not significant for 2011, 2010 or 2009.

A summary of the nonvested restricted shares issued under stock award plans is as follows:

	Restricted Awards	Weighted- Average Grant Date Fair Value	Unrecognized Compensation Expense (in millions)	Weighted- Average Period to Recognize Expense
Nonvested at December 27, 2008	135,929	$28.09	$2.6	2.33 years
Granted	79,250	21.04
Vested	(28,000)	22.24
Forfeited	(13,333)	27.88
Nonvested at December 26, 2009	173,846	25.83	2.3	2.47 years
Granted	79,761	34.14
Vested	(17,011)	32.61
Forfeited	(16,802)	27.77
Nonvested at December 25, 2010	219,794	28.17	2.8	2.30 years
Granted	71,950	38.19
Vested	(113,244)	29.13
Forfeited	(15,500)	30.12
Nonvested at December 31, 2011	163,000	$31.75	$3.4	3.37 years

Under the Stock Purchase Plan and LTSIP, we recognized share-based compensation expense of $1.4 million, $2.4 million, and $1.6 million and the related total income tax benefits of $0.5 million, $0.9 million, and $0.6 million in 2011, 2010 and 2009, respectively.

In 2011, 2010 and 2009, cash received from option exercises and share issuances under our plans was $3.0 million, $2.3 million and $2.4 million, respectively.  The actual tax benefit realized in 2011, 2010 and 2009 for the tax deductions from option exercises totaled $0.7 million, $0.6 million and $0.7 million, respectively.

As of December 31, 2011, a total of approximately 3.0 million shares are reserved for issuance under the plans mentioned above.

On November 14, 2001, the Board of Directors approved a share repurchase program (which succeeded a previous program) allowing us to repurchase up to 2.5 million shares of our common stock.  On October 14, 2010, our Board authorized an additional 2 million shares to be repurchased under our share repurchase program.  We repurchased 144,900 shares under this program in 2010.  As of December 31, 2011, the cumulative total authorized shares available for repurchase is approximately 3.0 million shares.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2011
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
J.	RETIREMENT PLANS

We have a profit sharing and 401(k) plan for the benefit of substantially all of our employees, excluding the employees of certain wholly-owned subsidiaries.  Amounts contributed to the plan are made at the discretion of the Board of Directors.  We matched 25% of employee contributions in 2011 and 2010, on a discretionary basis, totaling $1.5 million and $1.4 million, respectively.  The basis for matching contributions may not exceed the lesser of 6% of the employee's annual compensation or the IRS limitation.

On July 14, 2011, the compensation committee of the board of directors approved a retirement plan for officers whereby we will pay, upon retirement, benefits totaling 150% of the officer's highest base salary in the three years immediately preceding separation from service plus health care benefits for a specified period of time if certain eligibility requirements are met. Approximately $2.5 million and $1.4 million are accrued in “Other Liabilities” for this plan at December 31, 2011 and December 25, 2010, respectively.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
K.	INCOME TAXES

 Income tax provisions for the years ended December 31, 2011, December 25, 2010, and December 26, 2009 are summarized as follows (in thousands):

	2011	2010	2009
Currently Payable:
Federal	$453	$4,762	$4,411
State and local	1,419	1,768	1,452
Foreign	3,000	3,344	2,602
	4,872	9,874	8,465
Net Deferred:
Federal	(1,884)	384	4,868
State and local	(137)	(689)	337
Foreign	23	(2,369)	182
	(1,998)	(2,674)	5,387
	$2,874	$7,200	$13,852

The components of earnings before income taxes consist of the following:

	2011	2010	2009

U.S.	$268	$16,115	$29,806
Foreign	8,577	10,926	8,791
Total	$8,845	$27,041	$38,597

The effective income tax rates are different from the statutory federal income tax rates for the following reasons:

	2011	2010	2009
Statutory federal income tax rate	34.0%	35.0%	35.0%
State and local taxes (net of federal benefits)	8.2	2.4	1.9
Effect of noncontrolling owned interest in earnings of partnerships	(3.0)	(1.8)	0.1
Manufacturing deduction	(1.9)	(1.6)	(0.8)
Research and development tax credits	(13.4)	(1.4)	(1.8)
Change in valuation allowance	-	(10.5)	(1.4)
Nondeductible amortization of intangibles	4.9	1.6	1.2
Meals and entertainment	4.4	1.6	1.1
Other, net	(0.7)	1.3	0.6
Effective income tax rate	32.5%	26.6%	35.9%

Temporary differences which give rise to deferred income tax assets and (liabilities) on December 31, 2011 and December 25, 2010 are as follows (in thousands):

	2011	2010
Employee benefits	$6,609	$6,626
Foreign subsidiary and state net operating loss	2,224	3,130
Inventory	141	148
Accrued expenses	2,562	2,075
Other, net	4,046	3,836
Deferred income tax assets	15,582	15,815

Depreciation	(13,605)	(17,762)
Intangibles	(11,226)	(9,269)
Other, net	(106)	(137)
Deferred income tax liabilities	(24,937)	(27,168)
Net deferred income tax liability	$(9,355)	$(11,353)

ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES	12 Months Ended
Dec. 31, 2011
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES [Abstract]
ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES
L.	ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES

ASC 740, Income Taxes (“ASC 740”) clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position is required to meet before being recognized in the financial statements.  ASC 740 also provides guidance on derecognition, measurement, classification, interest and penalties, and disclosure requirements.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	2011	2010	2009
Gross unrecognized tax benefits beginning of year	$1,253	$10,110	$10,786
Increase in tax positions for prior years	225		84
Increase in tax positions for current year	391	260	591
Settlements with taxing authorities		(8,690)	(778)
Lapse in statute of limitations	(32)	(427)	(573)
Gross unrecognized tax benefits end of year	$1,837	$1,253	$10,110

We recognized interest and penalties for unrecognized tax benefits in our provision for income taxes.  The liability for unrecognized tax benefits included accrued interest and penalties of $0.3 million, $0.2 million and $0.2 million at December 31, 2011, December 25, 2010 and December 26, 2009, respectively.

We file income tax returns in the United States and in various state, local and foreign jurisdictions.  During 2010, the Internal Revenue Service examination for tax years 2004 – 2008 was resolved. For the majority of state and foreign jurisdictions, we are no longer subject to income tax examinations for years before 2007.  A number of state and local examinations are currently ongoing.  It is possible that these examinations may be resolved within the next twelve months.  Due to the potential for resolution of state examinations, and the expiration of various statutes of limitation, it is reasonably possible that our gross unrecognized tax benefits may change within the next twelve months by a range of $0.4 million to $1.8 million.

COMMITMENTS, CONTINGENCIES, AND GUARANTEES	12 Months Ended
Dec. 31, 2011
COMMITMENTS, CONTINGENCIES, AND GUARANTEES [Abstract]
COMMITMENTS, CONTINGENCIES, AND GUARANTEES
M.	COMMITMENTS, CONTINGENCIES, AND GUARANTEES

We are self-insured for environmental impairment liability, including certain liabilities which are insured through a wholly owned subsidiary, Ardellis Insurance Ltd., (f/k/a UFP Insurance Ltd.), a licensed captive insurance company.

We own and operate a number of facilities throughout the United States that chemically treat lumber products.  In connection with the ownership and operation of these and other real properties, and the disposal or treatment of hazardous or toxic substances, we may, under various federal, state, and local environmental laws, ordinances, and regulations, be potentially liable for removal and remediation costs, as well as other potential costs, damages, and expenses.  Environmental reserves, calculated with no discount rate, have been established to cover remediation activities at our affiliates' wood preservation facilities in Stockertown, PA; Elizabeth City, NC; Auburndale, FL; Janesville, WI; and Medley, FL.  In addition, a reserve was established for our affiliate's facility in Thornton, CA to remove certain lead containing materials which existed on the property at the time of purchase.  During 2009, a subsidiary entered into a consent order with the State of Florida to conduct additional testing at the Auburndale, FL facility.  We admitted no liability and the costs are not expected to be material.

On a consolidated basis, we have reserved approximately $3.4 million on December 31, 2011 and December 25, 2010, representing the estimated costs to complete future remediation efforts. These amounts have not been reduced by an insurance receivable.

From time to time, various special interest environmental groups have petitioned certain states requesting restrictions on the use or disposal of CCA treated products.  The wood preservation industry trade groups are working with the individual states and their regulatory agencies to provide an accurate, factual background which demonstrates that the present method of uses and disposal is scientifically supported.  Our affiliates market a modest amount of CCA treated products for permitted, non-residential applications.

We have not accrued for any potential loss related to the contingencies above.  However, potential liabilities of this nature are not conducive to precise estimates and are subject to change.

In addition, on December 31, 2011, we were parties either as plaintiff or a defendant to a number of lawsuits and claims arising through the normal course of our business.  In the opinion of management, our consolidated financial statements will not be materially affected by the outcome of these contingencies and claims.

On December 31, 2011, we had outstanding purchase commitments on capital projects of approximately $2.5 million.

We provide a variety of warranties for products we manufacture. Historically, warranty claims have not been material.  We distribute products manufactured by other companies, some of which are no longer in business.  While we do not warrant these products, we have received claims as a distributor of these products when the manufacturer no longer exists or has the ability to pay.  Historically, these costs have not had a material affect on our consolidated financial statements.

In certain cases we supply building materials and labor to residential construction projects or we jointly bid on contracts with framing companies for such projects. In some instances we are required to post payment and performance bonds to insure the owner that the products and installation services are completed in accordance with our contractual obligations.  We have agreed to indemnify the surety for claims made against the bonds.  As of December 31, 2011, we had approximately $13.3 million in outstanding payment and performance bonds, which expire during the next two years.  In addition, approximately $22.7 million in payment and performance bonds are outstanding for completed projects which are still under warranty.

On December 31, 2011 we had outstanding letters of credit totaling $31.3 million, primarily related to certain insurance contracts and industrial development revenue bonds described further below.

In lieu of cash deposits, we provide irrevocable letters of credit in favor of our insurers to guarantee our performance under certain insurance contracts.  We currently have irrevocable letters of credit outstanding totaling approximately $18.9 million for these types of insurance arrangements.  We have reserves recorded on our balance sheet, in accrued liabilities, that reflect our expected future liabilities under these insurance arrangements.

We are required to provide irrevocable letters of credit in favor of the bond trustees for all of the industrial development revenue bonds that we have issued.  These letters of credit guarantee principal and interest payments to the bondholders.  We currently have irrevocable letters of credit outstanding totaling approximately $12.4 million related to our outstanding industrial development revenue bonds.  These letters of credit have varying terms but may be renewed at the option of the issuing banks.

Certain wholly owned domestic subsidiaries have guaranteed the indebtedness of Universal Forest Products, Inc. in certain debt agreements, including the Series 2002-A Senior Notes and our revolving credit facility.  The maximum exposure of these guarantees is limited to the indebtedness outstanding under these debt arrangements and this exposure will expire concurrent with the expiration of the debt agreements.

Many of our wood treating operations utilize "Subpart W" drip pads, defined as hazardous waste management units by the EPA.  The rules regulating drip pads require that the pad be “closed” at the point that it is no longer intended to be used for wood treating operations or to manage hazardous waste.  Closure involves identification and disposal of contaminants which are required to be removed from the facility.  The cost of closure is dependent upon a number of factors including, but not limited to, identification and removal of contaminants, cleanup standards that vary from state to state, and the time period over which the cleanup would be completed.  Based on our present knowledge of existing circumstances, it is considered probable that these costs will approximate $0.7 million.  As a result, this amount is recorded in other long-term liabilities on December 31, 2011.

We did not enter into any new guarantee arrangements during 2011 which would require us to recognize a liability on our balance sheet.

CONSULTING & NON-COMPETE AGREEMENTS	12 Months Ended
Dec. 31, 2011
CONSULTING & NON-COMPETE AGREEMENTS [Abstract]
CONSULTING & NON-COMPETE AGREEMENTS
N.	CONSULTING & NON-COMPETE AGREEMENTS

On June 20, 2011 we entered into a consulting and non-compete agreement with our CEO which provides for monthly payments through December 2015 that began upon resignation from Universal Forest Products, Inc. All amounts were fully accrued and vested on the date of resignation. The present value of these payments totaled approximately $2.3 million at December 31, 2011 and is accrued in other liabilities.

On December 17, 2007 we entered into a consulting and non-compete agreement with our former CEO which provides for monthly payments for a term of three years that began upon retirement from Universal Forest Products, Inc.  All amounts were fully accrued and vested on the date of retirement.  The present value of these payments totaled approximately $0.4 million and $1.1 million at December 31, 2011 and December 25, 2010, respectively, and is accrued in other liabilities.

SEGMENT REPORTING	12 Months Ended
Dec. 31, 2011
SEGMENT REPORTING [Abstract]
SEGMENT REPORTING
O.	SEGMENT REPORTING

ASC 280, Segment Reporting (“ASC 280”) defines operating segments as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance.  In the fourth quarter of 2011, we undertook a realignment to separately manage our Site-Built business, which was formerly included in the Atlantic division operating segment.  This realignment improves management oversight to more effectively evaluate growth opportunities and other operational decisions.  The remaining component of the former Atlantic division represented core operations and was realigned under Eastern division operating segment management.

Our operating segments consist of the Eastern, Western, Site-Built, Consumer Products and Distribution divisions.  In accordance with ASC 280, due to the similar economic characteristics, nature of products, distribution methods, and customers, we have aggregated our Eastern and Western operating segments into one reportable segment.  The Site-Built division is considered a separate reportable segment.  Our other divisions do not collectively form a reportable segment because their respective operations are dissimilar and they do not meet the applicable quantitative requirements.  These operations have been included in the “All Other” column of the table below.  The “Corporate” column includes unallocated administrative costs.

	2011
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,486,058	$183,120	$153,158	$-	$1,822,336
Intersegment net sales	77,858	24,907	28,636	-	131,401
Interest expense	440	154	-	3,138	3,732
Amortization expense	3,571	-	1,612	-	5,183
Depreciation expense	19,036	2,380	3,240	6,148	30,804
Segment operating profit	28,198	(6,349)	(8,731)	(1,107)	12,011
Segment assets	520,506	87,160	82,993	73,348	764,007
Capital expenditures	14,870	1,007	8,856	8,199	32,932

	2010
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,566,094	$179,113	$145,644	$-	$1,890,851
Intersegment net sales	104,186	17,482	45,174	-	166,842
Interest expense	424	45	-	3,080	3,549
Amortization expense	4,492	96	2,331	-	6,919
Depreciation expense	20,140	2,509	3,069	4,711	30,429
Segment operating profit	35,515	(5,471)	1,400	(1,155)	30,289
Segment assets	525,482	86,128	80,576	97,210	789,396
Capital expenditures	14,205	394	4,832	7,519	26,950

	2009
	Eastern and Western Divisions	Site-Built	All Other	Corporate	Total
Net sales to outside customers	$1,423,140	$141,091	$108,769	$-	$1,673,000
Intersegment net sales	98,019	12,830	33,171	-	144,020
Interest expense	523	30	53	4,005	4,611
Amortization expense	4,874	750	2,684	-	8,308
Depreciation expense	22,543	2,704	3,080	4,590	32,917
Segment operating profit	49,112	(10,980)	5,845	(1,160)	42,817
Segment assets	503,468	91,442	67,819	114,139	776,868
Capital expenditures	6,954	359	4,881	3,410	15,604

In 2011, 2010, and 2009, 23%, 28%, and 32% of net sales, respectively, were to a single customer.

Information regarding principal geographic areas was as follows (in thousands):

	2011		2010		2009
	Net Sales	Long-Lived Assets	Net Sales	Long-Lived Assets	Net Sales	Long-Lived Assets
United States	$1,779,909	$388,232	$1,844,289	$373,709	$1,630,763	$374,831
Foreign	42,427	17,582	46,562	16,076	42,237	18,688
Total	$1,822,336	$405,814	$1,890,851	$389,785	$1,673,000	$393,519

Sales generated in Canada and Mexico are primarily to customers in the United States of America.

The following table presents, for the periods indicated, our percentage of value-added and commodity-based sales to total sales.

	Value-Added	Commodity-Based
2011	58.8%	41.2%
2010	58.6%	41.4%
2009	59.4%	40.6%

Value-added product sales consist of fencing, decking, lattice, and other specialty products sold to the retail building materials market, specialty wood packaging, engineered wood components, and wood-alternative products.  Engineered wood components include roof trusses, wall panels, and floor systems. Wood-alternative products consist primarily of composite wood and plastics.  Although we consider the treatment of dimensional lumber with certain chemical preservatives a value-added process, treated lumber is not presently included in the value-added sales totals.  Commodity-based product sales consist primarily of remanufactured lumber and preservative treated lumber.

The following table presents, for the periods indicated, our gross sales (in thousands) by major product classification.

	Years Ended
	December 31,	December 25,	December 26,
	2011	2010	2009
Value-Added Sales
Trusses – residential, modular and manufactured housing	$148,711	$167,165	$160,242
Fencing	145,486	162,314	167,311
Decking and railing – composite, wood and other	126,832	162,699	156,400
Turn-key framing and installed sales	120,321	117,340	98,785
Industrial packaging and components	174,056	142,369	130,593
Engineered wood products (eg. LVL; i-joist)	41,313	46,069	35,386
Manufactured brite and other lumber	49,375	50,540	40,224
Wall panels	19,049	26,093	25,774
Outdoor DIY products (eg. stakes; landscape ties)	40,716	46,610	42,745
Construction and building materials (eg. door packages; drywall)	94,767	73,629	35,990
Lattice – plastic and wood	42,792	45,819	47,304
Manufactured brite and other panels	39,779	37,046	28,427
Siding, trim and moulding	20,088	19,469	20,384
Hardware	12,094	12,204	11,544
Manufactured treated lumber	11,728	11,706	12,535
Manufactured treated panels	5,411	4,562	2,991
Other	98	92	135
Total Value-Added Sales	1,092,616	1,125,726	1,016,770

Commodity-Based Sales
Non-manufactured brite and other lumber	304,104	315,634	255,836
Non-manufactured treated lumber	285,305	305,756	296,936
Non-manufactured brite and other panels	145,547	147,845	116,645
Non-manufactured treated panels	22,075	21,330	21,373
Other	7,767	5,851	4,805
Total Commodity-Based Sales	764,798	796,416	695,595
Total Gross Sales	1,857,414	1,922,142	1,712,365
Sales allowances	(35,078)	(31,291)	(39,365)
Total Net Sales	$1,822,336	$1,890,851	$1,673,000

QUARTERLY FINANCIAL INFORMATION (UNAUDITED)	12 Months Ended
Dec. 31, 2011
QUARTERLY FINANCIAL INFORMATION (UNAUDITED) [Abstract]
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)
P.	QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table sets forth selected financial information for all of the quarters, each consisting of 13 weeks (except fourth quarter of 2011 which consisted of 14 weeks) during the years ended December 31, 2011 and December 25, 2010 (in thousands, except per share data):

	First		Second		Third		Fourth
	2011	2010	2011	2010	2011	2010	2011	2010
Net sales	$387,233	$392,958	$544,139	$638,635	$468,941	$480,574	$422,023	$378,685
Gross profit	41,414	51,634	56,587	77,886	54,358	54,415	47,368	46,021
Net earnings (loss)	(3,429)	1,720	4,478	14,468	5,988	3,198	(1,066)	455
Net earnings (loss) attributable to controlling interest	(3,670)	987	4,277	13,716	5,616	2,584	(1,674)	124
Basic earnings (loss) per share	(0.19)	0.05	0.22	0.71	0.29	0.13	(0.09)	0.01
Diluted earnings (loss) per share	(0.19)	0.05	0.22	0.70	0.29	0.13	(0.09)	0.01